                                                             File No. 333-109742

                            As filed October 5, 2004
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-14/A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. _____

                     [X] Post-Effective Amendment No. __2__
                        (Check appropriate box or boxes)

                         Delaware Group Equity Funds II
     ----------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
     ----------------------------------------------------------------------
                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
     ----------------------------------------------------------------------
 (Address of Principal Executive Offices Number, Street, City, State, Zip Code)

  Richelle S. Maestro, Esquire, 2005 Market Street, Philadelphia, PA 19103-7094
     ----------------------------------------------------------------------
 (Name and Address of Agent for Service, Number, Street, City, State, Zip Code)

                  Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                    Title of the securities being registered:
Shares of beneficial  interest,  no par value, of Delaware Decatur Equity Income
Fund. No filing fee is due because Registrant is relying on Section 24(f) of the
Investment Company Act of 1940, as amended.

It is proposed that this filing will become  effective  immediately  upon filing pursuant to Rule 485(b) under the Securities Act of
1933, as amended.

                                     PART A

Part A, the definitive  Proxy  Statement/Prospectus  dated November 17, 2003, as supplemented  November 20, 2003,  has been filed  pursuant to Rule 497(b) of the
Securities  Act of 1933,  as amended  [Accession  No.  0000950116-03-004550]  on
November 17, 2003,  and  [Accession  No.  0000027574-03-000011]  on November 21,
2003,  respectively,  and the  Amendment  dated  January 30, 2004,  to the Proxy
Statement/Prospectus  has been filed with Post-Effective Amendment No. 1 to Form
N-14  [Accession  No.   0000950116-04-000360]  on  February  3,  2004,  and  are
incorporated herein by reference.

                                     PART B

Part B, the Statement of Additional Information dated November 15, 2003 that was filed on Form N-14 under the Securities  Act of 1933, as amended  [Accession No.
0000950116-03-004081]  on October 16, 2003, and the Amendment  dated January 30,
2004,  to  the  Statement  of  Additional   Information   that  was  filed  with
Post-Effective Amendment No. 1 to Form N-14 [Accession No. 0000950116-04-000360]
on February 3, 2004, are incorporated herein by reference.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.  Article VI of the By-Laws is incorporated  into this filing by reference to Post-Effective Amendment No. 113 filed November
          22, 1999.

Item 16.  Exhibits.  The following exhibits are incorporated by reference to the previously filed registration  statement on Form N-1A indicated below, except Exhibits 7(b), 9(a)(ii), 9(e)(ii),  13(a)(i),  13(a)(ii), 16(a)
          and 17(b), which were filed as exhibits to Registrant's filing on Form
          N-14 filed October 16, 2003 [Accession No. 0000950116-03-004081],  and
          Exhibits 2(a), 4(a), 4(b), 4(c), 11(a),  11(b),  11(c),  11(d), 11(e),
          11(f), 12(a), 12(b) and 12(c), which are filed herewith:

          (1)  Copies of the charter of the Registrant as now in effect;

               (a)  Agreement  and  Declaration  of Trust  (December  17,  1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 113 filed November 22, 1999.

               (b)  Certificate of Trust (December 17, 1998)  incorporated  into this filing by reference to Post-Effective Amendment No. 113 filed November 22, 1999.

          (2)  Copies of the existing  by-laws or  corresponding  instruments of the Registrant;

               (a)  Amended and Restated  By-Laws  (August 19, 2004),  are filed electronically herewith as Exhibit No. EX-99.2(a).

          (3)  Copies of any voting  trust  agreement  affecting  more than five percent of any class of equity securities of the Registrant;

               Not Applicable.

          (4)  Copies of the agreement of acquisition,  reorganization,  merger, liquidation and any amendments to it;

               (a)  Agreement and Plan of Reorganization between Registrant,  on behalf of Delaware  Decatur  Equity Income Fund and Voyageur
                    Mutual  Funds III,  on behalf of  Delaware  Core Equity Fund
                    (February 19,  2004),  is filed  electronically  herewith as
                    Exhibit No. EX-99.4(a).

               (b)  Agreement and Plan of Reorganization between Registrant,  on behalf of Delaware  Decatur  Equity Income Fund and Delaware
                    Group  Equity  Funds I, on behalf  of  Delaware  Devon  Fund
                    (February 19,  2004),  is filed  electronically  herewith as
                    Exhibit No. EX-99.4(b).

               (c)  Plan of  Reorganization  between  Registrant,  on  behalf of
                    Delaware  Decatur  Equity  Income  Fund and  Delaware  Group
                    Equity  Funds II, on behalf of  Delaware  Growth  and Income
                    Fund (February 19, 2004), is filed  electronically  herewith as Exhibit No. EX-99.4(c).

          (5)  Copies of all  instruments  defining the rights of holders of the securities  being registered  including,  where  applicable,  the relevant  portion of the articles of  incorporation or by-laws of the Registrant;

               (a)  Agreement and  Declaration of Trust.  Articles III, V and VI
                    of Agreement and Declaration of Trust incorporated into this filing by  reference  to  Post-Effective  Amendment  No. 113 filed November 22, 1999.

               (b)  By-Laws. Article II of By-Laws incorporated into this filing by reference to  Post-Effective  Amendment  No. 37 filed 113 filed November 22, 1999.

          (6)  Copies  of all  investment  advisory  contracts  relating  to the management of the assets of the Registrant;

               (a)  Executed Investment Management Agreement (November 23, 1999)
                    between  Delaware  Management  Company (a series of Delaware
                    Management  Business  Trust) and the Registrant on behalf of each Fund  incorporated  into this  filing by  reference  to
                    Post-Effective Amendment No. 116 filed November 27, 2000.

          (7)  Copies of each underwriting or distribution  contract between the
               Registrant and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

               (a)  Executed  Distribution  Agreement  (May  15,  2003)  between
                    Delaware Distributors,  L.P. and the Registrant on behalf of each class,  incorporated  into this filing by  reference to
                    Registrant's filing on Form N-14 filed October 16, 2003.

               (b)  Form of Second Amended and Restated  Financial  Intermediary
                    Distribution  Agreement  (August 21, 2003) between  Delaware
                    Distributors,  L.P. and Lincoln Financial Distributors, Inc.
                    on behalf of the Registrant,  incorporated  into this filing by  reference  to  Registrant's  filing on Form  N-14  filed
                    October 16, 2003.

               (c)  Executed  Financial   Intermediary   Distribution  Agreement
                    (January 1, 2001) between  Delaware  Distributors,  L.P. and
                    Lincoln  Financial  Distributors,  Inc.  on  behalf  of  the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 118 filed January 31, 2002.

               (d)  Executed   Appendix  A  (December  20,  2001)  to  Financial
                    Intermediary  Distribution  Agreement incorporated into this filing by  reference  to  Post-Effective  Amendment  No. 118 filed January 31, 2002.

               (e)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 119 filed January 29, 2003.

               (f)  Vision  Mutual  Fund  Gateway   Agreement   (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 119 filed January 29, 2003.

               (g)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No.119 January 29, 2003.

               (h)  Bank/Trust  Agreement  (January 2001) incorporated into this filing by  reference  to  Post-Effective  Amendment  No. 119 filed January 29, 2003.

          (8)  Copies of all bonus,  profit sharing,  pension,  or other similar contracts  or  arrangements  wholly or partly for the  benefit of trustees or officers of the Registrant in their capacity as such.
               Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

               Not Applicable.

          (9)  Copies of all custodian agreements and depository contracts under
               Section 17(f) of the  Investment  Company Act of 1940, as amended
               (the "1940 Act") for  securities  and similar  investments of the
               Registrant, including the schedule of remuneration;

               (a)  Executed  Custodian  Agreement  (May 1996) between  JPMorgan
                    Chase Bank and the Registrant  incorporated into this filing by  reference  to  Post-Effective  Amendment  No.  116 filed
                    November 27, 2000.

                    (i)  Executed  Amendment  to  Custodian  Agreement  (July 1,
                         2001)  incorporated  into this filing by  reference  to
                         Post-Effective  Amendment  No.  119 filed  January  29,
                         2003.

                    (ii) Executed  Amendment No. 1 to Schedule A (July 17, 2003)
                         of the Custodian  Agreement between JPMorgan Chase Bank
                         and the  Registrant  incorporated  into this  filing by
                         reference  to  Registrant's  filing on Form N-14  filed
                         October 16, 2003.

               (b)  Executed  Letter to JPMorgan  Chase Bank (February 24, 1997)
                    to  add  Delaware  Social  Awareness  Fund  (formerly  named
                    Quantum Fund) to the Custodian  Agreement  incorporated into this filing by reference to Post-Effective Amendment No. 116 filed November 27, 2000.

               (c)  Executed  Letter to JPMorgan Chase Bank (August 24, 1998) to
                    add Delaware  Decatur  Equity  Income Fund  (formerly  named
                    Decatur  Income  Fund) and  Delaware  Growth and Income Fund
                    (formerly  named Decatur Total Return Fund) to the Custodian
                    Agreement  incorporated  into this  filing by  reference  to
                    Post-Effective Amendment No. 116 filed November 27, 2000.

               (d)  Executed  Letter to JPMorgan Chase Bank (September 14, 1998)
                    to add  Delaware  Diversified  Value  Fund to the  Custodian
                    Agreement  incorporated  into this  filing by  reference  to
                    Post-Effective Amendment No. 116 filed November 27, 2000.

               (e)  Executed  Securities  Lending Agreement  (December 22, 1998)
                    with JPMorgan  Chase Bank  incorporated  into this filing by reference to Post-Effective Amendment No. 116 filed November
                    27, 2000.

                    (i)  Executed  Amendment  to  Securities  Lending  Agreement
                         (October  1,  2002)  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No. 119 filed
                         January 29, 2003.

                    (ii) Executed  Amendment No. 1 to Schedule A (July 17, 2003)
                         of the Securities  Lending  Agreement  between JPMorgan
                         Chase Bank and the  Registrant  incorporated  into this
                         filing by reference to Registrant's filing on Form N-14
                         filed October 16, 2003.

          (10) Copies of any plan  entered into by  Registrant  pursuant to Rule
               12b-1  under  the 1940  Act and any  agreements  with any  person relating to  implementation  of the plan,  and copies of any plan entered into by Registrant  pursuant to Rule 18f-3 under the 1940
               Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan, and a copy of the portion of
               the  minutes  of  the  meeting  of  the   Registrant's   trustees
               describing any action taken to revoke the plan;

               (a)  Plan  under Rule 12b-1  (April 19,  2001) for each  Fund's A
                    Class   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 118 filed January 31, 2002.

               (b)  Plan  under Rule 12b-1  (April 19,  2001) for each  Fund's B
                    Class   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 118 filed January 31, 2002.

               (c)  Plan  under Rule 12b-1  (April 19,  2001) for each  Fund's C
                    Class   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 118 filed January 31, 2002.

               (d)  Plan under Rule 12b-1 (May 1, 2003) for each  Fund's R Class incorporated into this filing by reference to Post-Effective
                    Amendment No. 121 filed April 30, 2003.

               (e)  Plan under Rule 18f-3 (February 2003) incorporated into this filing by  reference  to  Post-Effective  Amendment  No. 121 filed April 30, 2003.

          (11) An opinion  and  consent of  counsel  as to the  legality  of the securities being registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

               (a)  Opinion of Counsel to Trustees of Voyageur Mutual Funds III,
                    on behalf of Delaware Core Equity Fund (March 29, 2004),  is filed electronically herewith as Exhibit No. EX-99.11(a).

               (b)  Opinion of Counsel to Trustees of Group  Equity  Funds I, on
                    behalf of  Delaware  Devon Fund (March 29,  2004),  is filed electronically herewith as Exhibit No. EX-99.11(b).

               (c)  Opinion of Counsel to  Trustees  of  Delaware  Group  Equity
                    Funds II, on behalf of  Delaware  Growth and Income Fund and
                    Delaware  Decatur  Equity Income Fund (March 29,  2004),  is
                    filed electronically herewith as Exhibit No. EX-99.11(c).

               (d)  Consent of Counsel  regarding  Opinion delivered to Trustees of Voyageur  Mutual  Funds III,  on behalf of Delaware  Core
                    Equity  Fund  (March  29,  2004),  is  filed  electronically herewith as Exhibit No. EX-99.11(d).

               (e)  Consent of Counsel  regarding  Opinion delivered to Trustees of Group  Equity  Funds I, on behalf of Delaware  Devon Fund
                    (March  29,  2004),  is  filed  electronically  herewith  as
                    Exhibit No. EX-99.11(e).

               (f)  Consent of Counsel  regarding  Opinion delivered to Trustees of  Delaware  Group  Equity  Funds II, on behalf of Delaware
                    Growth and Income Fund and Delaware  Decatur  Equity  Income
                    Fund (March 29, 2004), is filed  electronically  herewith as
                    Exhibit No. EX-99.11(f).

          (12) An  opinion,  and consent to their use, of counsel or, in lieu of an  opinion,  a copy of the  revenue  ruling  from  the  Internal
               Revenue  Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

               (a)  Opinion  and Consent of Counsel  Supporting  Tax Matters and
                    Consequences  to  Shareholders  delivered  to the  Boards of
                    Trustees  of Delaware  Group  Equity  Funds II and  Voyageur
                    Mutual Funds III (March 26, 2004),  is filed  electronically herewith as Exhibit No. EX-99.12(a).

               (b)  Opinion  and Consent of Counsel  Supporting  Tax Matters and
                    Consequences  to  Shareholders  delivered  to the  Boards of
                    Trustees  of Delaware  Group  Equity  Funds II and  Delaware
                    Group   Equity   Funds  I  (March   26,   2004),   is  filed
                    electronically herewith as Exhibit No. EX-99.12(b).

               (c)  Opinion  and Consent of Counsel  Supporting  Tax Matters and
                    Consequences  to  Shareholders  delivered  to the  Board  of
                    Trustees of Delaware Group Equity Funds II (March 26, 2004),
                    is filed electronically herewith as Exhibit No. EX-99.12(c).

          (13) Copies of all material  contracts of the  Registrant  not made in the  ordinary  course of business  which are to be  performed  in whole or in part on or after the date of filing the  registration statement;

               (a)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant on behalf  of  each  Fund  incorporated  into  this  filing  by reference to  Post-Effective  Amendment  No. 121 filed April
                    30, 2003.

                    (i)  Executed  Schedule B (May 15, 2003) to the  Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference  to  Registrant's  filing on Form N-14  filed
                         October 16, 2003.

                    (ii) Executed  Amendment  Letter  (August  23,  2002) to the
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Registrant's filing on Form N-14
                         filed October 16, 2003.

               (b)  Executed  Delaware Group of Funds Fund Accounting  Agreement
                    (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 106 filed December 10, 1996 and to Post-Effective Amendment No. 110 filed July 1, 1998.

                    (i)  Executed Schedule B (May 16, 2002) to Delaware Group of
                         Funds Fund Accounting Agreement  incorporated into this
                         filing by reference to Post-Effective Amendment No. 119
                         filed January 29, 2003.

                    (ii) Executed  Amendment  No. 26 (May 1,  2003) to  Delaware
                         Investments Family of Funds Fund Accounting  Agreement,
                         is  incorporated  into  this  filing  by  reference  to
                         Post-Effective  Amendment  No.  121  filed on April 30,
                         2003.

          (14) Copies  of  any  other  opinions,  appraisals,  or  rulings,  and consents to their use,  relied on in preparing  the  registration statement  and  required  by Section 7 of the  Securities  Act of
               1933, as amended (the "1933 Act" or "Securities Act");

               Not Applicable.

          (15) All financial statements omitted pursuant to Item 14(a)(1);

               Not Applicable.

          (16) Manually signed copies of any power of attorney pursuant to which the  name of any  person  has  been  signed  to the  registration statement; and

               (a)  Power  of  Attorney,   incorporated   into  this  filing  by
                    reference to Registrant's  filing on Form N-14 filed October
                    16, 2003.

          (17) Any additional exhibits which the Registrant may wish to file.

               (a)  Codes of Ethics  for  Delaware  Investments  Family of Funds
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 119 filed January 29, 2003.

               (b)  Codes of Ethics for Delaware Management Company, a series of
                    Delaware    Management    Business   Trust,   and   Delaware
                    Distributors,   L.P.   incorporated   into  this  filing  by
                    reference to Registrant's  filing on Form N-14 filed October
                    16, 2003.

               (c)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 121 filed June 1, 2003.

Item 17. Undertakings.

          (1)  The  undersigned  Registrant  agrees  that  prior  to any  public reoffering  of the  securities  registered  through  the use of a prospectus  which is part of this  registration  statement by any person or party who is deemed  to be an  underwriter  within  the meaning of Rule  145(c) of the  Securities  Act,  the  reoffering prospectus  will  contain  the  information  called  for  by  the applicable  registration  form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2)  The undersigned  Registrant  agrees that every prospectus that is filed  under  paragraph  (1)  above  will be  filed as part of an amendment  to the  registration  statement  and  will not be used until the amendment is effective,  and that, in  determining  any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new  registration  statement for the securities offered therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, as amended, (the "1933 Act") the
Registrant  certifies that it meets all the  requirements  for  effectiveness of this registration  statement  pursuant to Rule 485(b) under the 1933 Act and the registration  statement has been signed on behalf of the  registrant in the City of Philadelphia  and the Commonwealth of Pennsylvania on the 5th day of October,
2004.

                                                  DELAWARE GROUP EQUITY FUNDS II

                                                  By: /s/Jude T. Driscoll
                                                  ------------------------------
                                                  Jude T. Driscoll
                                                  Chairman

     As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

     Signature                        Title                          Date
-------------------------- ------------------------------- ---------------------

/s/Jude T. Driscoll               Chairman/President/            October 5, 2004
--------------------              Chief Executive Officer
Jude T. Driscoll                  (Principal Executive Officer)
                                  and Trustee

/s/Walter P. Babich   *           Trustee                        October 5, 2004
----------------------
Walter P. Babich

/s/John H. Durham     *           Trustee                        October 5, 2004
----------------------
John H. Durham

/s/John A. Fry        *           Trustee                        October 5, 2004
----------------------
John A. Fry

/s/Anthony D. Knerr   *           Trustee                        October 5, 2004
----------------------
Anthony D. Knerr

/s/Ann R. Leven       *           Trustee                        October 5, 2004
----------------------
Ann R. Leven

/s/Thomas F. Madison  *           Trustee                        October 5, 2004
----------------------
Thomas F. Madison

/s/Janet L. Yeomans   *           Trustee                        October 5, 2004
----------------------
Janet L. Yeomans

/s/Joseph H. Hastings *           Executive Vice President/      October 5, 2004
----------------------            Chief Financial Officer
Joseph H. Hastings                (Principal Accounting Officer)

                            * By: /s/Jude T. Driscoll
                               -------------------
                                Jude T. Driscoll
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Exhibits
                                       to
                                    Form N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.                Exhibit
-----------                -------

EX-99.2(a)     Amended and Restated By-Laws (August 19, 2004)

EX-99.4(a)     Agreement  and  Plan of  Reorganization  between  Registrant,  on behalf of Delaware Decatur Equity Income Fund and Voyageur Mutual
               Funds III, on behalf of Delaware  Core Equity Fund  (February 19,
               2004)

EX-99.4(b)     Agreement  and  Plan of  Reorganization  between  Registrant,  on behalf of Delaware  Decatur Equity Income Fund and Delaware Group
               Equity Funds I, on behalf of Delaware  Devon Fund  (February  19,
               2004

EX-99.4(c)     Plan of Reorganization between Registrant,  on behalf of Delaware
               Decatur Equity Income Fund and Delaware Group Equity Funds II, on
               behalf of Delaware Growth and Income Fund (February 19, 2004)

EX-99.11(a)    Opinion of Counsel to Trustees of Voyageur  Mutual  Funds III, on
               behalf of Delaware Core Equity Fund (March 29, 2004)

EX-99.11(b)    Opinion of Counsel to Trustees of Group Equity Funds I, on behalf of Delaware Devon Fund (March 29, 2004)

EX-99.11(c)    Opinion of Counsel to Trustees of Delaware Group Equity Funds II,
               on behalf of Delaware Growth and Income Fund and Delaware Decatur
               Equity Income Fund (March 29, 2004)

EX-99.11(d)    Consent of Counsel  regarding  Opinion  delivered  to Trustees of
               Voyageur Mutual Funds III, on behalf of Delaware Core Equity Fund
               (March 29, 2004)

EX-99.11(e)    Consent of Counsel  regarding  Opinion  delivered  to Trustees of
               Group Equity Funds I, on behalf of Delaware Devon Fund (March 29,
               2004)

EX-99.11(f)    Consent of Counsel  regarding  Opinion  delivered  to Trustees of
               Delaware Group Equity Funds II, on behalf of Delaware  Growth and
               Income Fund and Delaware  Decatur  Equity  Income Fund (March 29,
               2004)

EX-99.12(a)    Opinion  and  Consent  of  Counsel  Supporting  Tax  Matters  and
               Consequences to Shareholders  delivered to the Boards of Trustees of Delaware  Group Equity Funds II and Voyageur  Mutual Funds III
               (March 26, 2004)

EX-99.12(b)    Opinion  and  Consent  of  Counsel  Supporting  Tax  Matters  and
               Consequences to Shareholders  delivered to the Boards of Trustees of Delaware Group Equity Funds II and Delaware Group Equity Funds
               I (March 26, 2004)

EX-99.12(c)    Opinion  and  Consent  of  Counsel  Supporting  Tax  Matters  and
               Consequences to  Shareholders  delivered to the Board of Trustees of Delaware Group Equity Funds II (March 26, 2004)